Corporate Information	12 Months Ended
Dec. 31, 2025
Corporate Information [Abstract]
CORPORATE INFORMATION
1.	CORPORATE INFORMATION

Greenfire Resources Ltd. (the “Company” or “Greenfire”) was incorporated under the laws of Alberta on December 9, 2022. These audited consolidated financial statements are comprised of the accounts of Greenfire and its wholly owned subsidiaries. The Company and its subsidiaries are engaged in the exploration, development and operation of oil and gas properties in the Athabasca oil sands region of Alberta. Greenfire’s common shares are publicly traded on the New York Stock Exchange and the Toronto Stock Exchange under the symbol “GFR”. The Company’s corporate head office is located at 800, 350 7th Avenue SW, Calgary, AB T2P 3N9.

Throughout 2024, certain limited partnerships comprising Waterous Energy Fund and its affiliates (collectively, “WEF”), through a series of transactions acquired a total of 39,300,278 common shares and 2,654,179 common share purchase warrants of Greenfire. The final transaction in this series occurred on December 23, 2024 (the “Change of Control Transaction”), which resulted in WEF holding 56.5% of the Company’s outstanding common shares.

At December 31, 2025, approximately 72.0% of the Company’s common shares were owned by WEF following further transactions occurring in 2025.